Note 6 - Servicing - Summary of Mortgage Servicing Rights Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance at beginning of year	$ 1,061	$ 1,313	$ 1,270
Capitalized servicing rights – new loan sales	690	192	164
Disposals (amortization based on loan payments and payoffs)	(326)	(186)	(147)
Change in fair value	(293)	(258)	26
Balance at end of year	$ 1,132	$ 1,061	$ 1,313